1
Gabelli Financial Services Opportunities ETF
Schedule of Investments — September 30, 2022 (Unaudited)
Shares Market Value
COMMON STOCKS – 97.9%
Banking – 8.9%
6,600
Bank of America Corp. ............................
$ 199,320
150
Capital One Financial Corp. ....................
13,825
2,250
Citizens Financial Group Inc. ..................
77,310
100
First Republic Bank ................................
13,055
2,500
The Bank of New York Mellon Corp. .......
96,300
399,810
Computer Software and Services – 4.0%
450
FactSet Research Systems Inc. ..............
180,050
Financial Services – 85.0%
1,500
American Express Co. ............................
202,365
1,450
Berkshire Hathaway Inc., Cl. B† .............
387,179
2,700
Blackstone Inc. .......................................
225,990
18,500
Blue Owl Capital Inc. ..............................
170,755
4,000
Brookfield Asset Management Inc., Cl. A
163,560
2,300
Cohen & Steers Inc. ................................
144,049
7,250
Compass Diversified Holdings ................
130,935
1,000
Federated Hermes Inc. ...........................
33,120
6,500
Focus Financial Partners Inc., Cl. A† .....
204,815
12,500
Fortress Transportation and
Infrastructure Investors LLC, Cl. A ......
187,437
3,300
Interactive Brokers Group Inc., Cl. A ......
210,903
250
Intercontinental Exchange Inc. ...............
22,587
1,500
JPMorgan Chase & Co. ..........................
156,750
1,200
KKR & Co. Inc. ........................................
51,600
25
Markel Corp.† .........................................
27,106
600
Moody's Corp. .........................................
145,866
1,900
Morgan Stanley ......................................
150,119
3,700
Owl Rock Capital Corp. ..........................
38,369
250
PayPal Holdings Inc.† .............................
21,518
60,000
Paysafe Ltd.† ..........................................
82,800
100
Prudential Financial Inc. .........................
8,578
525
S&P Global Inc. ......................................
160,309
19,500
Sculptor Capital Management Inc. ..........
172,380
11,000
Silvercrest Asset Management Group
Inc., Cl. A ............................................
179,850
650
Starwood Property Trust Inc., REIT ........
11,843
300
Stifel Financial Corp. ...............................
15,573
1,100
T Rowe Price Group Inc. ........................
115,511
200
The Charles Schwab Corp. .....................
14,374
800
The PNC Financial Services Group Inc. .
119,536
1,100
W R Berkley Corp. ..................................
71,038
5,000
Wells Fargo & Co. ...................................
201,100
3,827,915
TOTAL COMMON STOCKS .......... 4,407,775
CLOSED-END FUNDS – 2.1%
SuRo Capital Corp.
25,000
(Cost $158,493) ......................................
96,750
TOTAL INVESTMENTS — 100.0%
(cost $5,019,289) ....................................
$ 4,504,525
† Non-income producing security.
REIT Real Estate Investment Trust